RELATED PARTY TRANSACTIONS - Narrative (Details) € in Millions			1 Months Ended	6 Months Ended
	Jun. 30, 2021 EUR (€)	May 10, 2021 EUR (€)	Nov. 30, 2020	Jul. 02, 2021 EUR (€) director	Jun. 26, 2020 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of transactions between related parties [line items]
Number of members of board of directors | director				17
Non-controlling interest				€ 225	€ 0	€ 0
Other related parties
Disclosure of transactions between related parties [line items]
Amounts affecting cost of sales				€ 28
Other related parties | Made Group
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in investments	45.00%
Consideration received	€ 21
TCCC | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership				19.30%
Number of members of board of directors | director				2
Amounts affecting cost of sales				€ 1,438	1,240
TCCC | Entities with joint control or significant influence over entity | Franchise intangible
Disclosure of transactions between related parties [line items]
Agreement term				10 years
Renewal term				10 years
Cobega Companies | Entities with joint control or significant influence over entity
Disclosure of transactions between related parties [line items]
Percentage ownership				36.40%
Number of members of board of directors | director				5
Amounts affecting cost of sales				€ 21	€ 21
The Coca-Cola Company | PT Coca-Cola Bottling Indonesia | Non-controlling interest
Disclosure of transactions between related parties [line items]
Non-controlling interest				€ 216
Coca-Cola Amatil Limited
Disclosure of transactions between related parties [line items]
Investments recognised as of acquisition date		€ 35
Coca-Cola Amatil Limited | The Coca-Cola Company
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests			30.80%
Coca-Cola Amatil Limited | The Coca-Cola Company | PT Coca-Cola Bottling Indonesia
Disclosure of transactions between related parties [line items]
Proportion of ownership interests held by non-controlling interests		29.40%